Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets
Cash and cash equivalents	$ 8,132,655	$ 8,082,691
Restricted cash	200,517	313,235
Accounts receivable, net	13,165,058	16,598,011
Notes receivable, net	381,878	1,985,863
Prepayments and other current assets, net	479,613	416,156
Advance to suppliers	33,043	8,401
Inventories, net	4,868,035	5,577,369
Inventories to be returned	939,404	1,772,586
Deferred costs	671,321	788,891
Contract assets, current, net	1,591,188	3,733,295
Investment in equity securities	1,390,475	19,602
Total Current Assets	31,853,187	39,512,095
Non-current assets
Property, plant and equipment, net	5,124,432	4,658,067
Intangible assets, net	701,154	741,233
Deferred tax assets	552,966	559,978
Contract assets, non-current, net	667,456	932,783
Other long-term assets	406,630	292,962
Total non-current assets	7,452,638	7,185,023
TOTAL ASSETS	39,305,825	46,697,118
Current Liabilities
Short-term bank loans	11,675,074	11,150,159
Accounts payable	8,673,801	12,076,793
Notes payable		140,847
Contract liabilities	221,770	225,526
Other payables and accruals	3,975,334	2,852,125
Income taxes payable	1,652	1,652
Refundable liabilities	1,303,748	2,275,943
Total current liabilities	25,851,379	28,748,530
Non-current liabilities
Long-term bank loans	614,476	763,934
Deferred tax liabilities	176,430	437,655
Total non-current liabilities	790,906	1,201,589
TOTAL LIABILITIES	26,642,285	29,950,119
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.03 (Equivalent to HK$0.25) par value, 4,000,000,000 shares authorized, 20,000,000 shares issued and outstanding as of December 31, 2023 and 2024	641,026	641,026
Additional paid-in capital
Statutory reserve	2,253,177	2,120,769
Retained earnings	11,372,477	15,243,465
Accumulated other comprehensive loss	(1,603,140)	(1,258,261)
TOTAL EQUITY	12,663,540	16,746,999
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	39,305,825	46,697,118
Related Party
Current assets
Amounts due from related parties		215,995
Current Liabilities
Amounts due to related parties		$ 25,485